Note 4 - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,392	$ 3,162	$ 8,965	$ 6,314	$ 3,900	$ 10,459	$ 15,093	$ 18,167